Average Annual Total Returns - FidelitySmallCapGrowthFund-AMCIZPRO - FidelitySmallCapGrowthFund-AMCIZPRO - Fidelity Small Cap Growth Fund	Sep. 29, 2023
Fidelity Advisor Small Cap Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(29.85%)
Past 5 years	6.35%
Past 10 years	11.79%
Fidelity Advisor Small Cap Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.85%)
Past 5 years	3.79%
Past 10 years	9.35%
Fidelity Advisor Small Cap Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.67%)
Past 5 years	4.70%
Past 10 years	9.14%
Fidelity Advisor Small Cap Growth Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(26.85%)
Past 5 years	6.81%
Past 10 years	11.76%
Fidelity Advisor Small Cap Growth Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(28.32%)
Past 5 years	6.59%
Past 10 years	11.76%
Fidelity Advisor Small Cap Growth Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(25.35%)
Past 5 years	7.91%
Past 10 years	12.76%
Fidelity Advisor Small Cap Growth Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(25.25%)
Past 5 years	8.06%
Since Inception	10.82%	[1]
RS014
Average Annual Return:
Past 1 year	(26.36%)
Past 5 years	3.51%
Past 10 years	9.20%

[1]	AFrom February 1, 2017.